RELATED PARTIES TRANSACTIONS - Transactions With Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transactions	$ 612	$ (3,460)	$ (1,141)		$ 2,949
Ship Management Fees Revenue
Related Party Transaction [Line Items]
Related party transactions	1,342	2,030	455		6,468
Ship Management And Administrative Services Expense
Related Party Transaction [Line Items]
Related party transactions	(730)	(4,534)	(687)		(5,001)
Insurance Commission
Related Party Transaction [Line Items]
Related party transactions	0	0	(276)		1,482
Debt guarantee compensation
Related Party Transaction [Line Items]
Related party transactions	0	(837)	(169)	$ (800)	0
Commitment fee
Related Party Transaction [Line Items]
Related party transactions	0	(119)	(20)		0
Office rental
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ (444)		$ 0